Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 117,192	$ 160,475	$ 184,835
Cash and cash equivalents - Fair Value	117,192	160,475
Restricted cash - Carrying Amount	10,005	11,296	$ 12,935
Restricted cash - Fair Value	10,005	11,296
Margin deposits - Carrying Amount	5,849	6,153
Margin deposits - Fair Value	5,849	6,153
Receivables - Carrying Amount	35,904	27,294
Receivables - Fair Value	35,904	27,294
Financial liability - Carrying Amount	(4,193)	(5,148)
Financial liability - Fair Value	(4,193)	(5,148)
Obligations under operating leases- Carrying Amount	(88,573)	(67,110)
Debt - Carrying Amount	(1,380,648)	(1,509,794)
Debt - Fair Value	$ (1,380,648)	$ (1,509,794)